UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2007

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 79.68%					$1,051,221,186

(Cost $1,037,090,798)

Agricultural Products 0.97%					12,820,861

Chaoda Modern Agriculture Holdings Ltd.,
Gtd Sr Note (Cayman
Islands) (S)	7.750%	02-08-10	BB	$1,980	1,980,000
Cosan SA Industria e Comercio,
Perpetual Bond (Brazil) (S)	8.250	02-15-49	BB	5,750	5,721,250
Saskatchewan Wheat Pool, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	B	5,800	5,119,611

Apparel, Accessories & Luxury Goods 0.62%					8,139,100

Hanesbrands, Inc.,
Sr Note (L)(P)(S)	8.735	12-15-14	B-	7,960	8,139,100

Broadcasting & Cable TV 3.65%					48,221,516

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	7,953	8,151,825
Charter Communications Holdings I, LLC,
Gtd Sr Note (P)	12.125	01-15-15	CCC-	3,000	2,962,500
Gtd Sr Note (G)	11.000	10-01-15	CCC-	3,000	3,112,500
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BB+	6,750	6,353,940
Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	8,006,013
Sr Note (Canada) (D)	5.700	03-02-17	BB+	2,325	1,978,238
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note (L)	8.000	03-15-12	B	7,925	8,162,750
XM Satellite Radio, Inc.,
Gtd Sr Note (P)	9.860	05-01-13	CCC	4,500	4,443,750
Gtd Sr Note (L)	9.750	05-01-14	CCC	5,000	5,050,000

Building Products 0.45%					5,985,000

Masonite International Corp.,
Sr Note (Canada) (G)(S)	11.000	04-06-15	CCC+	6,000	5,985,000

Casinos & Gaming 5.40%					71,301,819

Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11-15-13	BB-	2,540	2,647,950
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	9.000	03-15-12	B	4,500	4,702,500
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	10,070	10,573,500
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	5,000	5,150,000
Mandalay Resort Group,
Sr Sub Note (L)	9.375	02-15-10	B+	3,850	4,109,875

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

MGM Mirage, Inc.,
Gtd Sr Note (L)	7.625	01-15-17	BB	5,140	5,204,250
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B	4,450	4,628,000
Sr Sub Note (L)	7.125	08-15-14	B	2,890	2,940,575
Sr Sub Note (L)	6.375	07-15-09	B	5,080	5,080,000
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	5,125	5,368,437
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B+	2,800	2,695,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	2,500	2,737,500
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	500	503,750
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09-15-14	B+	8,700	9,048,000
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB-	5,591	5,912,482

Commodity Chemicals 0.27%					3,578,400

Braskem SA,
Note (Brazil) (S)	11.750	01-22-14	BB	2,800	3,578,400

Construction & Farm Machinery & Heavy Trucks 0.36%					4,692,000

Manitowoc Co., Inc. (The),
Sr Note	7.125	11-01-13	BB-	4,600	4,692,000

Consumer Finance 0.13%					1,774,648

Capital One Capital IV,
Gtd Sub Bond (L)	6.745	02-17-37	BBB-	1,745	1,774,648

Diversified Banks 1.79%					23,625,177

Banco Macro SA,
Note (Argentina) (S)	8.500	02-01-17	B2	5,310	5,363,100
European Investment Bank,
Note (New Zealand) (D)	6.080	04-21-08	AAA	6,695	4,603,370
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	6,844,687
International Bank for
Reconstruction & Development,
Note (New Zealand) (D)	5.240	08-28-07	AAA	4,960	3,427,676
Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,386,344

Diversified Commercial & Professional Services 0.46%					6,042,856

ARAMARK Corp.,
Sr Note (S)	8.500	02-01-15	B-	2,915	3,027,956
Sr Note (P)(S)	8.860	02-01-15	B-	2,920	3,014,900

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Electric Utilities 0.36%					4,731,850

Cia de Transporte de Energia Electrica de
Alta
Tension Transener SA,
Sr Note (Argentina) (S)	8.875	12-15-16	B	4,685	4,731,850

Electrical Components & Equipment 0.14%					1,850,200

Baldor Electric Co.,
Gtd Sr Note	8.625	02-15-17	B	1,760	1,850,200

Foreign Government 33.55%					442,556,824

Austria, Republic of,
Note (New Zealand) (D)	6.000	09-26-08	AAA	4,960	3,389,870
Bonos Y Oblig Del Estado,
Bond (Spain) (C)	6.150	01-31-13	AAA	24,015	35,350,726
Bond (Spain) (C)	5.400	07-30-11	AAA	13,335	18,651,149
Brazil, Federative Republic of,
Bond (Brazil) (D)	12.500	01-05-16	BB	26,200	14,126,995
Bundesrepublik Deutschland,
Bond (Germany) (C)	3.500	01-04-16	AAA	14,070	17,981,913
Canada Housing Trust,
Bond (Canada) (D)	4.100	12-15-08	AAA	2,000	1,706,588
Canada, Government of,
Bond (Canada) (D)	4.250	12-01-08	AAA	27,940	23,935,636
Bond (Canada) (D)	4.250	09-01-09	AAA	32,600	27,999,773
Bond (Canada) (D)(M)	4.000	09-01-10	AAA	75,360	64,396,150
Bond (Canada) (D)	4.000	06-01-16	AAA	64,950	55,264,692
Colombia, Republic of,
Note (Colombia)	10.750	01-15-13	BB+	18,400	22,770,000
Germany, Federal Republic of,
Bond (Germany) (C)	5.000	01-04-12	AAA	16,800	23,246,963
Ireland, Government of,
Bond (Ireland) (C)	5.000	04-18-13	AAA	2,000	2,793,809
Deb (Ireland) (C)	4.600	04-18-16	AAA	28,705	39,718,585
Mexican States, United,
Bond (Mexico)	11.375	09-15-16	BBB	3,800	5,434,000
Note (Mexico)	8.375	01-14-11	BBB	7,200	7,970,400
Ontario, Province of,
Bond (New Zealand) (D)	5.750	03-03-08	AA	10,600	7,283,260
Deb (Canada) (D)	4.500	03-08-15	AA	21,400	18,583,716
Deb (Canada) (D)	4.400	11-19-08	AA	29,000	24,863,008
Note (New Zealand) (D)	6.250	06-16-15	AA	10,600	7,086,154
Quebec, Province of,
Deb (Canada) (D)	5.250	10-01-13	A+	22,160	20,003,437

Gas Utilities 0.26%					3,364,501

Southern Union Co.,
Jr Sub Note Ser A (L)	7.200	11-01-66	BB	3,355	3,364,501

Health Care Facilities 0.36%					4,757,220

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	4,446	4,757,220

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Hotels, Resorts & Cruise Lines 0.25%					3,256,969

French Lick Resorts & Casino Corp.,
Note (S)	10.750	04-15-14	B-	3,545	3,256,969

Independent Power Producers & Energy Traders 0.40%					5,257,044

Empresa Nacional de Electricidad SA,
Bond (Chile)	7.875	02-01-27	BBB-	4,500	5,257,044

Integrated Oil & Gas 1.87%					24,688,900

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	3,800	4,237,000
Gtd Note	8.500	02-15-08	BBB	16,002	16,402,050
Gtd Note (L)	7.375	12-15-14	BBB	3,675	4,049,850

Integrated Telecommunication Services 0.76%					10,013,563

Axtel SAB de CV,
Sr Note (Mexico) (S)	7.625	02-01-17	BB-	4,000	4,010,000
Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B-	5,850	6,003,563

Leisure Facilities 1.00%					13,238,600

AMC Entertainment, Inc.,
Sr Sub Note	9.500	02-01-11	CCC+	7,000	7,000,000
Sr Sub Note (L)	8.000	03-01-14	CCC+	3,000	3,075,000
Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step
Coupon (12.00%, 08-16-09) (O)	Zero	08-15-14	CCC+	3,595	3,163,600

Managed Health Care 0.25%					3,352,500

HealthSouth Corp.,
Sr Note (S)	10.750	06-15-16	CCC+	3,000	3,352,500

Marine 0.86%					11,327,500

Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (S)	9.500	12-15-14	B	5,000	5,137,500
Minerva Overseas Ltd.,
Gtd Note (United Kingdom) (S)	9.500	02-01-17	B	6,190	6,190,000

Metal & Glass Containers 1.01%					13,312,565

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	5,480	5,754,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	3,200	3,352,000
Gtd Sr Sec Note	8.875	02-15-09	BB-	4,114	4,206,565

Multi-Line Insurance 0.24%					3,166,800

Sul America Participacoes SA,
Bond (Brazil) (S)	8.625	02-15-12	B	3,120	3,166,800

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Multi-Utilities 0.24%					3,180,000

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	3,000	3,180,000

Oil & Gas Equipment & Services 0.25%					3,298,425

Allis-Chalmers Energy Inc.,
Sr Note (S)	8.500	03-01-17	B	3,315	3,298,425

Oil & Gas Storage & Transportation 0.56%					7,402,563

MarkWest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B	7,135	7,402,563

Other Diversified Financial Services 3.91%					51,559,837

Cosan Finance Ltd.,
Gtd Bond (Brazil) (S)	7.000	02-01-17	BB	4,045	3,923,650
General Electric Capital Corp.,
Bond Ser A Tranche 1 (New Zealand) (D)	6.625	02-04-10	AAA	25,300	17,275,085
Sr Note (Mexico) (D)	9.500	12-11-14	AAA	72,500	6,705,698
Sr Note (Mexico) (D)	8.750	10-05-15	AAA	72,500	6,503,046
Independencia International Ltd.,
Gtd Sr Bond (Brazil) (S)	9.875	01-31-17	B	5,000	4,975,000
Orascom Telecom Finance SCA,
Gtd Note (Egypt) (L)(S)	7.875	02-08-14	B-	1,735	1,745,844
Regency Energy Partners LP,
Sr Note (S)	8.375	12-15-13	B	6,995	7,152,388
Smurfit Kappa Funding Plc,
Sr Sub Note (Ireland) (C)	7.750	04-01-15	B-	2,320	3,279,126

Paper Packaging 1.90%					25,103,774

Graphic Packaging International, Inc.,
Sr Sub Note (L)	9.500	08-15-13	B-	5,550	5,917,688
Gtd Sr Note	8.500	08-15-11	B-	2,100	2,184,000
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	2,970	3,151,913
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	5,534	5,720,773
Sr Note	8.375	07-01-12	CCC+	7,970	8,129,400

Paper Products 0.55%					7,280,625

Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CCC	3,000	2,647,500
Sr Note	8.375	06-01-13	CCC	5,250	4,633,125

Real Estate Management & Development 0.05%					607,500

OMEGA Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB	600	607,500

Regional Banks 4.48%					59,074,608

New South Wales Treasury Corp.,
Bond (Austria) (D)	7.000	12-01-10	AAA	72,880	59,074,608

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Restaurants 0.16%					2,164,125

Landry's Restaurants, Inc.,
Gtd Sr Note Ser B	7.500	12-15-14	B	2,175	2,164,125

Specialized Finance 1.24%					16,339,350

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	10,835	10,835,000
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	5,660	5,504,350

Specialty Chemicals 0.22%					2,878,850

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	2,795	2,878,850

Thrifts & Mortgage Finance 7.58%					100,032,966

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-5
Class A4	5.414	09-10-47	AAA	11,640	11,755,505
Countrywide Home Loans,
Mtg Pass Thru Ctf Ser 2005-27
Class 2A1	5.500	12-25-35	Aaa	39,265	38,675,660
Crown Castle Towers, LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G (S)	6.795	11-15-36	Ba2	3,000	3,011,192
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	500	511,877
Greenwich Capital Commercial Funding
Corp.,
Mtg Pass Thru Ctf Ser 2006-GG7
Class A4	5.914	07-10-38	AAA	12,935	13,590,339
IndyMac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2006-AR19 Class 4A1	6.398	08-25-36	AAA	14,725	14,950,878
SBA CMBS Trust,
Mtg Pass Thru Ctf Ser 2006-1A
Class H (S)	7.389	11-15-36	Ba3	2,370	2,387,169
Mtg Pass Thru Ctf Ser 2006-1A
Class J (S)	7.825	11-15-36	B1	2,015	2,029,485
Wells Fargo Mortgage-Backed Securities
Trust,
Mtg Pass Thru Ctf
Ser 2006-AR12 Class 1A1	6.039	09-25-36	Aaa	12,930	13,120,861

Tobacco 0.55%					7,270,300

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	6,670	7,270,300

Wireless Telecommunication Services 2.58%					33,971,850

America Movil SA de CV,
Bond (Mexico) (D)	9.000	01-15-16	BBB+	65,700	6,010,908
American Cellular Corp.,
Sr Note Ser B	10.000	08-01-11	CCC	8,251	8,777,001

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Centennial Communications Corp.,
Sr Note (L)	10.000	01-01-13	CCC	5,500	5,940,000
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	6,253	6,448,406
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB	2,600	2,690,535
Rural Cellular Corp.,
Sr Sub Note (L)	9.750	01-15-10	CCC	4,000	4,105,000

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Capital preferred securities 0.29%					$3,872,004

(Cost $3,691,350)

Gas Utilities 0.10%					1,341,294

KN Capital Trust I, 8.56%, Ser B, 04-15-27			B-	$1,320	1,341,294

Regional Banks 0.19%					2,530,710

CSBI Capital Trust I, 11.75%,
Ser A, 06-06-27 (B)(G)			B-	2,340	2,530,710

Issuer				Shares	Value
Common stocks 1.96%					$25,904,065

(Cost $20,389,722)

Commodity Chemicals 0.45%					5,960,016

Great Lakes Carbon Income Fund (Canada)				592,741	5,960,016

Gold 0.68%					9,014,000

Newmont Mining Corp.				200,000	9,014,000

Integrated Telecommunication Services 0.10%					1,308,395

Chunghwa Telecom Co., Ltd., American
Depositary Receipt (ADR) (Taiwan)				29,196	563,191
Deutsche Telekom AG, (Germany) (ADR)				8,253	148,224
Manitoba Telecom Services, Inc. (Canada)				910	35,836
Versatel Telecom International NV
(Netherlands) (C)(I)				590,005	561,144

Precious Metals & Minerals 0.69%					9,131,980

Silver Standard Resources, Inc.
(Canada) (I)				270,097	9,131,980

Wireless Telecommunication Services 0.04%					489,674

USA Mobility, Inc.				25,267	489,674

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.00%					$0

(Cost $968,602)

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc. (B)(G)(I)			CCC	100,913	0

Issuer				Shares	Value
Rights 0.00%					$46,762

(Cost $0)

Integrated Telecommunication Services 0.00%					46,762

Versatel Telecom International NV
(Netherlands) (C)(I)				590,005	46,762

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.26%					$3,383,500

(Cost $3,363,535)

Education Services 0.26%					3,383,500

Riverdeep Interactive Learning Ltd.,
Tranche B (Fac LN304747)			B	$3,350	3,383,500

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 15.01%					$198,064,259

(Cost $195,366,087)

Government U.S. 3.33%					44,010,603

United States Treasury,
Bond (L)	9.250%	02-15-16	AAA	$8,600	11,529,040
Bond (L)	8.125	08-15-19	AAA	5,225	6,901,488
Note (L)	4.875	08-15-16	AAA	25,000	25,580,075

Government U.S. Agency 11.68%					154,053,656

Federal Home Loan Mortgage Corp.,
CMO REMIC 3165-ND (G)	5.500	10-15-34	AAA	18,480	18,395,546
CMO REMIC 3228-PL (G)	5.500	10-15-34	AAA	25,320	25,080,167
Federal National Mortgage Assn.,
CMO REMIC 2006-65 TE	5.500	05-25-35	AAA	9,905	9,837,094
30 Yr Pass Thru Ctf	5.500	10-01-36	AAA	6,928	6,873,303
CMO-REMIC Ser 2006-117-PD	5.500	07-25-35	AAA	16,925	16,777,343
CMO-REMIC Ser 2006-84-MP	5.500	08-25-35	AAA	7,905	7,862,083
30 Yr Pass Thru Ctf (M)	5.500	03-15-34	AAA	27,405	27,182,334
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	20,295	20,471,875
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	21,388	21,573,911

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Issuer		Shares	Value
Warrants 0.01%			$86,617
(Cost $647,943)

Broadcasting & Cable TV 0.00%			14,302

Virgin Media Inc. (I)		28,043	14,302

Integrated Telecommunication Services 0.01%			72,315

COLT Telecom Plc (United Kingdom) (B)(I)(S)		5,000	72,315

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 2.78%			$36,626,000

(Cost $36,626,000)

Joint Repurchase Agreement 2.78%			36,626,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP —
Dated 2-28-07 due 3-1-07 (secured by U.S.
Treasury Inflation Indexed Notes 1.875%
due 7-15-13 and 2.000% due 7-15-14).
Maturity value: $36,631,362	5.270%	36,626	36,626,000

		Shares

Total investments (Cost $1,298,144,037) 100.00%			$1,319,204,393

John Hancock
Strategic Income Fund
Footnotes to Schedule of Investments
February 28, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $2,603,025, or 0.20% of the Fund's total investments, as of February 28, 2007.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of February 28, 2007.

(M) These securities having an aggregate value of $27,182,334, or 2.06% of the Fund's total investments, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.

Accordingly, the market value of $28,453,973 of Government of Canada, 4%, 09-01-10 has been segregated to cover the forward commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $140,476,803, or 10.65% of the Fund's total investments, as of February 28, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on February 28, 2007, including short-term investments, was $1,298,144,037. Gross unrealized appreciation and depreciation of investments aggregated $36,702,273 and $15,641,917, respectively, resulting in net unrealized appreciation of $21,060,356.

Footnotes to Schedule of Investments - Page 1

John Hancock
Strategic Income Fund
Forward foreign currency exchange contracts
February 28, 2007 (unaudited)

	Principal amount		Appreciation
Currency	covered by contract	Expiration month	(depreciation)

BUYS
Australian Dollar	$84,250,000	March 2007	$349,111
Canadian Dollar	$247,093,734	March 2007	($828,175)
Euro	$76,450,000	March 2007	$1,048,234
New Zealand	$6,500,000	March 2007	$47,518

			$616,688
SELLS
Australian Dollar	$151,225,000	March 2007	($453,533)
Canadian Dollar	$425,103,319	March 2007	($631,385)
Euro	$137,000,000	March 2007	($1,769,361)
New Zealand	$82,730,000	March 2007	($431,140)

			($3,285,419)

Forward foreign currency exchange contracts

John Hancock
Strategic Income Fund
Summary of written options outstanding on
February 28, 2007 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Silver Standard Resources	2,700	$35	March 17, 2007	$261,205

Total	2,700			$261,205

Summary of written options

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-597-1897** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q3 2/07
4/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 30, 2007